Goodwill (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Goodwill gross	$ 10,515,168	$ 10,515,168
Goodwill accumulated impairment	10,515,168	10,515,168
Goodwill net	$ 0	$ 0